5. Inventory And Work In Process (Details)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Work in process	22,160,859	16,303,495	$ 3,660,713
Purchased hardware and software held for resale	1,155,093	5,463,370	190,808
Less: Inventory provision	(3,415,570)	(2,467,133)	(564,212)
Total inventories, net	19,900,382	19,299,732	$ 3,287,309